Excess of the purchase price over acquired assets	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Excess of the purchase price over acquired assets

The excess of the purchase price over acquired assets is as follows:

Cash	17,750,000
Seller note	600,000
Fusion stock	1,250,000
Purchase price	19,600,000
Working capital adjustment	1,142,798
Adjusted purchase price	20,742,798

Estimated fair value of net assets acquired:

Cash	500,000
Accounts receivable	1,978,594
Inventory	368,122
Other current assets	296,147
Property and equipment	1,540,898
Current liabilities	(1,501,043)
3,182,718
Excess of purchase price over net assets	17,560,080

In accordance with ASC 805, the Company expects to allocate a portion of the excess of the purchase price over the fair value of the net assets acquired to a number of separately identifiable intangible assets, including but not limited to, customer lists, favorable leases and trade names. The Company expects that this allocation will be completed in conjunction with the filing of its Annual Report on Form 10-K for the year ending December 31, 2012.